SHARE-BASED PAYMENT - Share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
SHARE-BASED PAYMENT
Cost of revenue	$ 159	$ 65
Research and development	295	130
Selling and marketing	261	237
General and administrative	413	300
Total	$ 1,128	$ 732